PROVISIONS - Asset Retirement Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	$ 476.7
Balance, end of the year	316.0	$ 476.7
Less: current portion	(5.6)	(6.5)
Non-current portion	310.4	470.2
Asset retirement obligations
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	460.4	380.0
Capitalized in property, plant and equipment	(22.4)	42.0
Changes in asset retirement obligations at closed mines	(36.8)	40.7
Accretion expense	3.1	0.0
Disbursements	(2.0)	(2.3)
Reclassification of Rosebel mine obligations to liabilities held for sale	(103.8)	0.0
Balance, end of the year	298.5	460.4
Less: current portion	(5.6)	(6.5)
Non-current portion	$ 292.9	$ 453.9